Fair Value Measurement - Schedule of Financial Assets at Fair Value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($) [1]	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Financial Assets at Fair Value [Abstract]
At the beginning of year				¥ 105,629	¥ 69,129
Exchange difference of beginning balance		[1]
Total gains recognized in profit or loss	3,524	[1]	504	(21,248)	36,500
Disposals		[1]		(84,381)
At the end of year	¥ 3,524	[1]	$ 504		¥ 105,629

[1]	Fair value measurement was RMB3,524 (USD504) for the year ended December 31, 2025. The Group elected the NAV practical expedient under ASC 820-10-15-4 to measure this investment. The investment is excluded from the Level 1/2/3 fair value hierarchy. The fund’s NAV as of December 31, 2025 was HKD 8,027.23 per share (confirmed by third- party valuation). The investment has a 10-year lock-up period. The Group subscribed in May 2025 for HKD 103,950.